[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------



                                 August 25, 1997



TO:  Our Unit Holders

On June 30, 1997, the net asset value of the Clearwater Growth Fund was $20.84 per unit. The net asset value of the Clearwater Small Cap Fund was $14.56 per unit. On a total return basis for 1997, the Clearwater Growth Fund increased by 16.6% and the Clearwater Small Cap Fund increased by 14.3%. For comparative purposes, the S&P 500 increased by 20.5% and the Russell 2000 increased by 10.2%. For the second quarter, the Clearwater Growth Fund increased 20.1% and the Clearwater Small Cap Fund increased 15.2%. The S&P 500 increased 17.4% and the Russell 2000 increased 16.2%.

Sit Investment Associates, Inc., the subadvisor for the Clearwater Growth Fund, made the following comments on the first half and the outlook for balance of 1997:

   "Domestic financial asset prices advanced strongly during the second quarter of 1997, driven by lower-than-expected inflation, satisfactory overall profit gains, strong cash flows into mutual funds, and record merger and acquisition activity. The Clearwater Growth Fund participated well in the stock market advance.

   Large and mid cap stocks performed in roughly similar fashion during the second quarter (advancing over 20 percent), but the first six months large cap stocks clearly were the superior category. Both large and mid cap stocks in the portfolio outperformed their index comparators in the second quarter and in both instances stock selection was more important than group weighting in producing the superior performance, by a ratio of approximately two to one. Health Care stock selection was the largest single positive factor contributing to results in both portfolio components. Health care companies making strong contributions were Pfizer, Warner-Lambert, Medtronic, Lilly and HBO & Company. The three most heavily weighted industry sectors in the aggregate portfolio remain technology, health care and financial services.

   The stock market is expensively priced on most valuation measures with the important exception of interest rates. Since our near-term outlook for the bond market is favorable, stocks could rally further, although the possibility of negative surprise has increased. Growth stocks, in general, including the important technology and health care sectors, are not excessively priced in relation to prior peaks in valuation.

   The most appealing opportunities in the spectrum of growth stocks are among the medium sized firms, which have lagged in performance and provide a favorable combination of high earnings growth and attractive valuation. At the end of June, medium sized companies represented 36.9 percent of the aggregate portfolio, down slightly from 37.5 percent at the end of March, but nevertheless a major exposure. Cash reserves were a modest 4 percent of assets at the end of the quarter."

Kennedy Capital Management, the subadvisor for the Clearwater Small Cap Fund, made the following comments:

   "Last quarter, we posited that a modest reversal would be healthy for US stocks. Our reasoning was that such a reversal would help assuage investor "guilt." After all, the US market has been in a broadly-based bull market since 1982, and there has not seen a negative quarter since 1994. It would seem, that after investors "paid" for their good fortune, the party could resume again. There was, and is, no sufficient fundamental reason why the US equity market should reverse. Valuations, while stretched a bit for the largest stocks, are not at dangerous levels. But, as we noted last quarter, "'everyone' knows that the market is overdue for a correction."

   As we wrote that opinion in April, we were projecting a 10 percent decline but rooting for 15 percent. It would seem that all US investors have read Jeremy Siegel's Stocks for the Long Run and are well-versed in the Ibbotson and Sinquefield data. They are buying stocks on the dips and the February-March reversal stopped just short of ten percent. The market then rebounded very strongly. Significantly, market strength broadened to include small stocks as well as large ones -- particularly in May and June. During the last two months of the quarter, the Russell 2000 added 15.9% compared with the S&P's 10.8% gain.

   And while market pundits don't make markets, investors do, a number of well known commentators are singling out small stocks for investor attention. These individuals include, Abby Cohen of Goldman Sachs, Charles Clough of Merrill Lynch, and Byron Wien of Morgan Stanley. Frankly, we would have preferred another five percentage points of decline -- to shake out investor unease -- instead of commentator support.

   We anticipate that small stocks will continue to add ground relative to large stocks over the remaining quarters in 1997."

Clearwater Investment Trust                       Clearwater Management Company
---------------------------                       -----------------------------
F. T. Weyerhaeuser, Chairman & Treasurer          P. W. Pascoe, Chairman &
Samuel B. Carr, Jr.                                Treasurer
Stanley R. Day, Jr.                               W. T. Weyerhaeuser, V.P. &
Robert J. Phares                                   Secretary
                                                  E. C. Driscoll
                                                  W. John Driscoll
D. C. Titcomb, V.P. & Secretary                   C. W. Morley
                                                  F. W. Piasecki
                                                  D. C. Titcomb
                                                  G. H. Weyerhaeuser, Jr.

                           CLEARWATER INVESTMENT TRUST







STATEMENT OF ASSETS AND LIABILITIES

June 30, 1997

                                                                                                    GROWTH          SMALL CAP
                                                                                                     FUND             FUND
ASSETS
Investments in securities, at market value (note 2
   (identified cost: $62,339,951 Growth Fund; $31,679,146 Small Cap Fund)                     $106,086,970        $38,568,117
Cash                                                                                                 4,371             82,406
Receivables                                                                                        103,822            195,749
                                                                                               -----------        -----------

                                                                TOTAL ASSETS                  $106,195,163        $38,846,272

LIABILITIES

Payables                                                                                       $    25,815        $   114,407
Accrued expenses                                                                                   267,965            116,416
                                                                                               -----------        -----------

                                                           TOTAL LIABILITIES                   $   293,780        $   230,823

NET ASSETS                                                                                    $105,901,383        $38,615,449
----------                                                                                     ===========         ==========



CAPITAL

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no par
    value for each Fund; outstanding 5,080,587 and
    2,652,388 shares, respectively (note 2))                                                  $ 55,728,050        $28,687,525
Accumulated net income(loss)                                                                       (69,912)           (15,733)
Accumulated net realized gain(loss)                                                              6,496,225          3,054,685
Unrealized appreciation of investments                                                          43,747,020          6,888,972
                                                                                               -----------         ----------

                                                                                              $105,901,383        $38,615,449


Net asset value per share of outstanding capital stock                                        $      20.84        $     14.56


See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

STATEMENT OF OPERATIONS

Six-Month Period Ended June 30, 1997
                                                                                                    GROWTH          SMALL CAP
                                                                                                     FUND             FUND
INVESTMENT INCOME
   Income:
     Dividends                                                                                 $   349,046        $   200,770
     Interest                                                                                       92,900              9,063
                                                                                                ----------         ----------

TOTAL INCOME                                                                                   $   441,946        $   209,833

   Expenses: (note 5)
     Investment advisory fee                                                                   $   511,858        $   225,566
     Other fees and expenses                                                                            -0-                -0-
                                                                                                -----------       ------------

                                                                  TOTAL EXPENSES               $   511,858        $   225,566
                                                                                                ----------         ----------

                                                     NET INVESTMENT INCOME (LOSS)              $   (69,912)       $   (15,733)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on security transactions                                           $ 6,438,624        $ 3,054,685
   Unrealized appreciation (depreciation) during the period                                      8,748,830          1,735,222
                                                                                                 ---------         ----------

                                                         NET GAIN ON INVESTMENTS               $15,187,454        $ 4,789,907
                                                                                                ----------         ----------

                                      NET INCREASE IN NET ASSETS FROM OPERATIONS               $15,117,542        $ 4,774,174
                                                                                                ==========         ==========




STATEMENT OF CHANGES IN NET ASSETS

Six-Month Period Ended June 30, 1997                                      GROWTH FUND                   SMALL CAP FUND
                                                                   6/30/97           12/31/96        6/30/97        12/31/96

OPERATIONS
   Net investment income(loss)                                  $   (69,912)     $   (66,846)     $  (15,733)      $    1,464
   Net realized gain(loss) on investments                         6,438,624       13,625,055       3,054,685        1,056,580
   Unrealized appreciation(depreciation)
       during the period                                          8,748,830        4,478,299       1,735,222        3,060,523
                                                                  ---------       ----------      ----------        ---------

       NET INCREASE IN NET ASSETS FROM OPERATIONS               $15,117,542      $18,036,508      $4,774,174       $4,118,567

                    DISTRIBUTIONS TO SHAREHOLDERS                        -0-    ($13,567,454)             -0-     ($1,116,951)

CAPITAL SHARE TRANSACTIONS (note 4)
   Proceeds from shares sold                                    $   435,000      $     9,000      $1,076,000       $2,162,955
   Reinvestment of distributions from
       net investment income                                             -0-       7,281,829              -0-         812,971
   Cost of shares redeemed                                       (3,573,307)      (2,612,400)         (8,257)         (29,543)
                                                                 -----------      -----------      ----------       ----------

            INCREASE(DECREASE) IN NET ASSETS FROM
                      CAPITAL SHARES TRANSACTIONS               $(3,138,307)     $ 4,678,429      $1,067,743      $ 2,946,383
                                                                 -----------       ---------       ---------       ----------

                     TOTAL INCREASE IN NET ASSETS               $11,979,235      $ 9,147,483      $5,841,917      $ 5,947,999

NET ASSETS
   At the beginning of the period                               $93,922,148      $84,774,665     $32,773,532      $26,825,533
                                                                 ----------       ----------      ----------      -----------

   At the end of the period                                    $105,901,383      $93,922,148     $38,615,449      $32,773,532
                                                                ===========       ==========      ==========       ==========


See accompanying notes to financial statements.

                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS

COMMON STOCKS
   AEROSPACE
        24,000    BOEING COMPANY                                568,970.00        1,273,500.00     1.20


   AUTOMOTIVE
        29,500    HARLEY DAVIDSON INC.                          797,130.90        1,414,156.25     1.34


   BANKS
         5,000    CHASE MANHATTAN CORP                          484,485.00          485,312.50      .46
        10,500    CITICORP                                      441,829.55        1,265,906.25     1.19
         4,000    FIRST AMERICAN CORP - TENN                    107,205.00          153,500.00      .14
        28,000    NORWEST CORP                                1,246,175.20        1,575,000.00     1.48
         4,000    REPUBLIC NY CORP                              382,682.70          430,000.00      .41
                                                              ------------        ------------
                    TOTAL BANKS                               2,662,377.45        3,909,718.75     3.68
   CHEMICALS
        24,000    MONSANTO CO                                   408,455.10        1,033,500.00      .97


   COMPUTER SOFTWARE
        10,000    ASPEN TECHNOLOGY                              287,212.45          376,250.00      .35
         9,000    BAAN COMPANY                                  255,937.50          619,875.00      .58
        20,500    BUSINESS OBJECTS SA ADR                       190,445.00          199,875.00      .19
        10,000    COMPUTER ASSOC INTERNATIONAL INC              514,842.00          556,875.00      .53
        13,000    COMPUTER SCIENCES CORPORATION                 920,898.55          937,625.00      .89
        25,500    DENDRITE INTERNATIONAL INC.                   308,373.75          420,750.00      .40
        19,000    ELECTRONICS FOR IMAGING INC.                  548,465.30          897,750.00      .85
        29,500    FIRST DATA CORPORATION                        320,768.57        1,296,156.25     1.22
        20,000    FISERV INC                                    611,407.60          892,500.00      .84
        34,500    HBO & COMPANY                               1,271,007.80        2,376,187.50     2.24
         7,000    HCIA INC                                      227,548.75          234,500.00      .22
         9,500    LEGATO SYSTEMS INC                            157,970.10          175,750.00      .17
        21,000    MEDIC COMPUTER SYSTEMS INC                    629,143.50          467,250.00      .44
        13,000    MICROSOFT CORPORATION                          83,073.61        1,642,875.00     1.55
         9,000    NATIONAL DATA CORPORATION                     326,727.50          389,812.50      .37
        20,000    ORACLE SYSTEMS CORPORATION                     95,164.10        1,007,500.00      .95
        53,500    PARAMETRIC TECHNOLOGY CORPORATION           1,309,562.55        2,277,093.75     2.15
        27,500    PEOPLESOFT INC                                862,211.20        1,450,625.00     1.37
        11,000    SAP ADS                                       401,720.00          760,650.00      .72
                                                              ------------       -------------
                    TOTAL COMPUTER SOFTWARE                   9,322,479.83       16,979,900.00    16.03

   DIVERSIFIED
        11,500    BMC INDUSTRIES INC.                           373,002.50          393,875.00      .37
        24,500    CRANE COMPANY                                 669,895.00        1,024,406.25      .97
        11,000    TYCO INTERNATIONAL LTD                        447,879.30          765,187.50      .72
                                                              ------------        ------------
                    TOTAL DIVERSIFIED                         1,490,776.80        2,183,468.75     2.06

   ELECTRICAL EQUIPMENT
        18,500    ATMEL CORP                                    526,889.90          518,000.00      .49
        39,000    GENERAL ELECTRIC COMPANY                    1,665,921.05        2,549,625.00     2.40
                                                              ------------        ------------
                    TOTAL ELECTRICAL EQUIPMENT                2,192,810.95        3,067,625.00     2.89

   ELECTRONICS, INSTRUMENT
        38,000    ANALOG DEVICES INC                            681,654.00        1,009,375.00      .95
        14,000    INTEL CORPORATION                             349,866.65        1,985,375.00     1.87
        15,500    SUNDSTRAND CORPORATION                        502,543.75          837,000.00      .79
        31,500    XILINX INC                                  1,067,714.43        1,545,468.75     1.45
                                                              ------------        ------------
                    TOTAL ELECTRONICS, INSTRUMENT             2,601,778.83        5,377,218.75     5.07


   FINANCIAL
        38,000    CUC INTERNATIONAL INC.                        292,554.80          980,875.00      .92
        32,500    FEDERAL HOME LOAN MORTGAGE CORP               106,234.10        1,117,187.50     1.05
         9,000    FRANKLIN RESOURCES INCORPORATED               332,901.55          653,062.50      .62
        12,500    GREEN TREE FINANCIAL CORPORATION              425,750.00          445,312.50      .42
        24,000    T. ROWE PRICE ASSOCIATES                      673,168.25        1,239,000.00     1.17
        32,000    TCF FINANCIAL CORPORATION                   1,124,545.00       `1,580,000.00     1.49
                                                              ------------        ------------
                    TOTAL FINANCIAL                           2,955,153.70        6,015,437.50     5.67


                                       3


                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS

   FOOD AND BEVERAGE
        11,000    CAMPBELL SOUP COMPANY                         538,757.00          550,000.00      .52
        36,000    COCA-COLA COMPANY                           1,081,705.00        2,430,000.00     2.29
        48,000    PHILLIP MORRIS COMPANIES INC.                 807,438.25        2,130,000.00     2.00
                                                              ------------        ------------
                    TOTAL FOOD AND BEVERAGE                   2,427,900.25        5,110,000.00     4.82

   HEALTH CARE
        60,500    HEALTHSOUTH REHABILITATION                    533,235.00        1,508,718.75     1.42
        26,000    OXFORD HEALTH PLANS INC.                    1,169,105.30        1,865,500.00     1.76
                                                              ------------        ------------
                    TOTAL HEALTH CARE                         1,702,340.30        3,374,218.75     3.18

   INSURANCE
        11,000    ACE LTD                                       625,555.00          812,625.00      .76
         9,000    ALLSTATE CORP                                 559,336.40          657,000.00      .62
         9,000    AMERICAN INTERNATIONAL GROUP INC              466,630.50        1,344,375.00     1.27
        13,000    CMAC INVESTMENT CORPORATION                   374,952.50          620,750.00      .59
        15,000    EXEL LTD                                      193,655.00          791,250.00      .75
        38,500    MERCURY GENERAL CORPORATION                 1,645,980.30        2,800,875.00     2.64
        28,000    MGIC INVESTMENT CORPORATION                   672,840.00        1,342,250.00     1.26
         9,500    MUTUAL RISK MANAGEMENT LTD                    352,996.55          435,812.50      .41
                                                              ------------        ------------
                    TOTAL INSURANCE                           4,891,946.25        8,804,937.50     8.30

   LODGING & RESTAURANT
        21,000    MARRIOTT INTERNATIONAL, INC.                  759,064.80        1,288,875.00     1.22
        20,000    PROMUS HOTEL CORPORATION                      557,547.45          775,000.00      .73
                                                              ------------        ------------
                    TOTAL LODGING AND RESTAURANT              1,316,612.25        2,063,875.00     1.95

   MACHINERY
        11,500    ASM LITHOGRAPHY HOLDING NV                    445,941.70          672,750.00      .63

   MEDICAL TECHNOLOGY
        14,500    CEPHALON INC                                  183,068.75          166,750.00      .16
        17,500    MEDTRONIC INC.                                261,334.50        1,417,500.00     1.34
        18,500    STRYKER CORPORATION                           285,869.09          645,187.50      .60
        10,500    VERTEX PHARMACEUTICALS                        431,730.70          401,625.00      .38
                                                              ------------        ------------
                    TOTAL MEDICAL TECHNOLOGY                  1,162,003.04        2,631,062.50     2.48

OFFICE EQUIPMENT,COMPUTERS
        19,000    CISCO SYSTEMS INC.                            278,270.35        1,275,375.00     1.20
        12,000    DANKA BUSINESS SYSTEMS ADR                    418,117.70          490,500.00      .46
                                                              ------------        ------------
                    TOTAL OFFICE EQUIPMENT, COMPUTERS           696,388.05        1,765,875.00     1.66

   OIL & GAS
        12,500    BAKER HUGHES INCORPORATED                     366,360.40          483,593.75      .46
        18,910    BRITISH PETROLEUM COMPANY                     957,124.03        1,415,886.25     1.33
        11,500    CAMCO INTERNATIONAL INC                       407,180.00          629,625.00      .59
         2,500    DRESS INDUSTRIES INC                           86,722.70           93,125.00      .09
        10,500    SCHLUMBERGER LTD                              572,707.95        1,312,500.00     1.24
        18,500    TRANSOCEAN OFFSHORE INC                       976,009.95        1,343,562.50     1.27
         8,500    TRITON ENERGY LTD                             397,525.60          389,406.25      .37
        11,000    UNITED MERIDIAN CORP                          377,827.40          330,000.00      .31
                                                              ------------        ------------
                    TOTAL OIL AND GAS                         4,141,458.03        5,997,698.75     5.65

   PHARMACEUTICALS
        19,500    AMGEN INC.                                    531,756.90        1,133,437.50     1.07
        21,500    BIOGEN INC                                    655,611.25          728,312.50      .69
        20,500    ELAN CORPORATION PLC - ADR                    625,284.55          927,625.00      .88
        19,500    JOHNSON & JOHNSON                             432,070.87        1,255,312.50     1.18
        10,000    LILLY ELI & CO                                838,517.40        1,093,125.00     1.03
        18,500    PFIZER INC                                    369,688.00        2,210,750.00     2.08
        11,500    SMITHKLINE-BEECHAM ADR                        691,310.00        1,053,687.50      .99
         5,500    WALGREEN CO                                   252,046.25          294,937.50      .28
        17,500    WARNER-LAMBERT CO                           1,543,939.95        2,174,375.00     2.05
                                                              ------------        ------------
                    TOTAL PHARMACEUTICALS                     5,940,225.17       10,871,562.50    10.25

   RETAIL TRADE
        22,500    FEDERATED DEPARTMENT STORES                   591,975.00          781,875.00      .74
        20,500    HOME DEPOT INC.                                60,937.74        1,413,218.75     1.33



                                       4



                             CLEARWATER GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                      PERCENT
      AMOUNT                                                                           MARKET       OF
    OR SHARES     SECURITY                                        COST                 VALUE     NET ASSETS

        35,000    KOHLS CORPORATION                           1,171,431.25        1,852,812.50     1.75
        20,000    PETSMART INC                                  418,125.00          230,000.00      .21
                                                              ------------        ------------
                    TOTAL RETAIL TRADE                        2,242,468.99        4,277,906.25     4.03


   SERVICES
        18,000    ACCUSTAFF INC                                 332,705.00          426,375.00      .40
        42,000    CERIDIAN CORPORATION                        1,367,622.80        1,774,500.00     1.68
        17,200    CORESTAFF INC                                 434,102.00          464,400.00      .44
        27,000    LOEWEN GROUP INC                              837,915.65          938,250.00      .88
        23,250    PAYCHEX INC.                                  278,102.90          883,500.00      .83
        30,750    STEWART ENTERPRISES INC CL A                  912,871.00        1,291,500.00     1.22
                                                              ------------        ------------
                    TOTAL SERVICES                            4,163,319.35        5,778,525.00     5.45

   TELECOMMUNICATIONS
        27,000    ADC TELECOMMUNICATIONS INC                    631,999.00          901,125.00      .85
        20,000    AIRTOUCH COMMUNICATIONS INC.                  504,592.00          547,500.00      .52
        11,500    ASCEND COMMUNICATIONS                         576,814.55          452,812.50      .42
        35,000    MCI COMMUNICATIONS                            910,274.27        1,339,843.75     1.26
        12,500    PAGING NETWORK INC.                           109,280.35          109,765.63      .10
         5,000    PAIRGAIN TECHNOLOGIES INC.                    112,149.45           77,500.00      .07
        19,500    TELLABS INC                                   440,434.10        1,089,562.50     1.03
                                                              ------------        ------------
                    TOTAL TELECOMMUNICATIONS                  3,285,543.72        4,518,109.38     4.25

  TRANSPORTATION
        11,500    CALIBER SYSTEM INC                            368,548.50          428,375.00      .40

  CONSTRUCTION MATERIALS
         8,000    OWENS CORNING                                 248,120.85          345,000.00      .32

  CONSUMER GOODS - NON DURABLE
        23,000    GILLETTE COMPANY                              773,701.30        2,179,250.00     2.05
         9,000    PROCTOR & GAMBLE COMPANY                      728,181.20        1,271,250.00     1.20
                                                              ------------        ------------
                    TOTAL CONSUMER GOODS -
                     NON DURABLE                              1,501,882.50        3,450,500.00     3.25

                                                             -------------       -------------
TOTAL COMMON STOCK                                           57,534,632.51      101,344,920.63    95.53

PREFERRED STOCK

 NON-CONVERTIBLE

  OIL & GAS
        17,500    NOBLE AFFILIATES INC                          740,300.20          677,031.25      .64

CASH EQUIVALENTS

        65,018    FEDERATED MASTER TRUST                         65,018.00           65,018.00      .06
     4,000,000    NORWEST CASH INVESTMENT                     4,000,000.00        4,000,000.00     3.77
                                                             -------------       -------------
                    TOTAL CASH EQUIVALENTS                    4,065,018.00        4,065,018.00     3.83

TOTAL ASSETS SECTION                                         62,339,950.71      106,086,969.88   100.00
                                                             =============       =============    =====

                           CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS

COMMON STOCKS
   AEROSPACE
        19,200    TRANSTECHNOLOGY CORPORATION                   312,000.00          436,800.00     1.13

  AUTOMOTIVE
        12,400    GLEASON CORP                                  432,870.02          576,600.00     1.50
        21,700    STANDARD MOTOR PRODUCTS, INC.                 356,387.06          298,375.00      .77
                                                              ------------       -------------
                    TOTAL AUTOMOTIVE                            789,257.08          874,975.00     2.27

  BANKS
        18,370    FIDELITY FED SAVINGS                          279,475.00          362,807.50      .94
         9,000    IRWIN FINANCIAL CORP PFD                      225,000.00          230,625.00      .60
         9,675    QUEENS COUNTY BANCORP INC                     327,305.65          440,212.50     1.14
                                                              ------------        ------------
                    TOTAL BANKS                                 831,780.65        1,033,645.00     2.68

  CHEMICALS
        24,000    SPARTECH CORP                                 275,762.79          312,000.00      .81

  COMPUTER SOFTWARE
        17,500    ALTRIS SOFTWARE INC                           146,723.50          111,562.50      .29
        37,500    ANALYTICAL SURVEYS INC.                       466,637.50          515,625.00     1.34
         6,600    APPLIED VOICE TECHNOLOGY INC.                  84,761.59          122,100.00      .32
        34,700    CITATION COMPUTER SYSTEMS                     203,827.50          294,950.00      .76
        16,750    HENRY (JACK) & ASSOCIATES                     144,200.63          406,187.50     1.06
         7,700    MTS SYSTEMS CORP                              166,674.75          234,850.00      .61
        14,000    ORCAD INC                                     102,855.90          154,000.00      .40
        46,600    PROPHET 21 INC.                               198,050.00          250,475.00      .65
        64,500    SYMIX SYSTEMS                                 321,262.50          741,750.00     1.92
        52,775    TIMBERLINE SOFTWARE CORPORATION               389,711.25          474,975.00     1.23
                                                              ------------        ------------
                    TOTAL COMPUTER SOFTWARE                   2,224,705.12        3,306,475.00     8.57

  DIVERSIFIED
        11,900    CARDINAL REALTY SERVICES INC                  265,401.54          276,675.00      .72
        16,000    MATTHEWS INTERNATIONAL CORPORATION            258,500.00          584,000.00     1.51
        28,000    MERCER INTERNATIONAL INC SBI                  279,255.84          266,000.00      .69
        14,900    TEXAS INDUSTRIES INC                          405,539.00          395,781.25     1.03
                                                              ------------        ------------
                    TOTAL DIVERSIFIED                         1,208,696.38        1,522,456.25     3.95

  ELECTRICAL EQUIPMENT
        24,000    ALIGN-RITE INTERNATIONAL                      275,311.01          312,000.00      .81
        57,200    ANTEC CORPORATION                             651,164.60          672,100.00     1.74
        40,000    ASTRO-MED INCORPORATED                        337,295.00          352,500.00      .91
        11,600    CHARTER POWER SYSTEMS INC                     335,419.00          435,000.00     1.13
                                                              ------------        ------------
                    TOTAL ELECTRICAL EQUIPMENT                1,599,189.61        1,771,600.00     4.59

  ELECTRONICS, INSTRUMENT
        15,200    CERPROBE CORP                                 197,467.40          197,600.00      .51
        34,500    DATAMARINE INTERNATIONAL INC.                 270,448.75          224,250.00      .58
        12,000    ESS TECHNOLOGY                                172,714.80          161,280.00      .42
        38,950    FREQUENCY ELECTRONICS INC                     374,406.88          523,488.00     1.36
        27,870    HERLEY INDUSTRIES INC                         208,169.08          358,826.25      .93
        19,500    KEITHLEY INSTRUMENTS INC.                     272,082.50          199,875.00      .52
        33,800    MICROTEST INC                                 293,395.83          135,200.00      .35
     135,900      MTI TECHNOLOGY CORPORATION                    354,019.50          662,512.50     1.72
        50,000    WEGENER CORPORATION                           143,750.00          106,250.00      .28
        21,000    WHITEHALL CORPORATION                         264,005.00          391,125.00     1.02
                                                              ------------        ------------
                    TOTAL ELECTRONICS, INSTRUMENT             2,550,459.74        2,960,406.75     7.68


                                       6




                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS


  FINANCIAL
        26,800    AAMES FINANCIAL CORP                          374,109.78          495,800.00     1.29
        17,700    GREATER NY SAVINGS BANK                       245,780.36          397,143.75     1.03
        20,500    KINNARD INVESTMENTS INC                       118,381.25          123,000.00      .32
        60,110    PACIFIC CREST CAPITAL INC.                    454,004.25          796,457.50     2.06
                                                              ------------        ------------
TOTAL FINANCIAL   1,192,275.64                                1,812,401.25                4.70

  FOOD AND BEVERAGE
        33,000    DAKA INTERNATIONAL INC.                       290,977.01          445,500.00     1.16
        37,809    ERLY INDUSTRIES                               286,208.15          373,363.88      .97
        13,600    FLEMING COMPANIES INC                         217,238.44          244,800.00      .63
        14,800    HERBALIFE INTERNATIONAL                       248,777.42          240,500.00      .62
        16,900    SCHULTZ SAV O STORES INC                      277,962.50          299,975.00      .78
        51,465    UNIMARK GROUP INC.                            384,989.32          411,720.00     1.07
                                                              ------------        ------------
                    TOTAL FOOD AND BEVERAGE                   1,706,152.84        2,015,858.88     5.23

   HEALTH CARE
        24,500    HOME HEALTH CORP OF AMERICA                   225,875.00          232,750.00      .61
        28,800    RIGHTCHOICE MANAGED CARE - A                  394,229.24          390,600.00     1.01
        10,600    U. S. DIAGNOSTIC LABS INC                      67,072.24           72,875.00      .19
                                                              ------------        ------------
                    TOTAL HEALTH CARE                           687,176.48          696,225.00     1.81

  INSURANCE
        49,000    AMERICAN PHYSICIAN SERVICE GROUP              208,250.00          300,125.00      .78
        41,700    JOHN ALDEN FINANCIAL CORPORATION              786,865.38          873,093.75     2.26
        12,200    LIBERTY FINANCIAL COMPANIES                   352,777.00          608,475.00     1.58
        20,300    PENN TREATY AMERICAN CORPORATION              331,590.53          621,687.50     1.61
        50,700    SEIBELS BRUCE GROUP INC                       354,900.00          399,262.50     1.03
        28,150    WESTBRIDGE CAPITAL CORP                       263,393.77          272,773.50      .71
                                                              ------------        ------------
                    TOTAL INSURANCE                           2,297,776.68        3,075,417.25     7.97

  MACHINERY
        19,100    AMPCO-PITTSBURGH CORPORATION                  233,990.00          280,531.25      .73
        43,900    EASCO INC                                     319,912.25          428,025.00     1.11
                                                              ------------        ------------
                    TOTAL MACHINERY                             553,902.25          708,556.25     1.84

  MEDICAL TECHNOLOGY
        21,300    COLLABORATIVE CLINICAL RESEARCH INC           157,087.50          149,100.00      .38
        74,650    COLORADO MEDTECH INC.                         220,250.48          438,568.75     1.14
        53,700    STAR MULTI CARE SERVICES                      308,666.40          268,500.00      .70
                                                              ------------        ------------
                    TOTAL MEDICAL TECHNOLOGY                    686,004.38          856,168.75     2.22

  OFFICE EQUIPMENT, COMPUTERS
        26,900    GRADCO SYSTEMS INC                             92,784.50          137,862.50      .36
        54,700    KENTEK INFORMATION SYSTEMS                    350,483.35          423,925.00     1.10
                                                              ------------        ------------
                    TOTAL OFFICE EQUIPMENT, COMPUTERS           443,267.85          561,787.50     1.46

  OIL & GAS
        21,900    ABRAXAS PETROLEUM CORP                        237,300.70          281,278.13      .73
     157,700      BOLT TECHNOLOGY CORP                          291,220.38          788,500.00     2.05
        89,000    DI INDUSTRIES INC                             262,458.00          395,160.00     1.03
        11,800    KCS ENERGY INC                                208,092.41          240,425.00      .62
        12,200    LUFKIN INDUSTRIES INC                         252,595.13          320,250.00      .83
         8,500    MARINE DRILLING CO                            156,500.00          166,855.00      .43
        15,700    NUI CORPORATION                               281,799.73          352,268.75      .91
        15,850    PROVIDENCE ENERGY CORPORATION                 289,004.20          277,375.00      .72
         9,800    UTI ENERGY CORP                               295,304.25          447,076.00     1.16
                                                              ------------        ------------
                    TOTAL OIL AND GAS                         2,274,274.80        3,269,187.88     8.48




                                       7


                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS


  PHARMACEUTICALS
        19,902    ICN PHARMACEUTICALS INC.                      329,433.62          570,938.63     1.48


  RETAIL TRADE
        17,700    BURLINGTON COAT FACTORY WRHS                  292,445.00          345,150.00      .90
        18,000    DRUG EMPORIUM INC                              77,687.50           92,250.00      .24
        22,200    DUCKWALL-ALCO STORES, INCORPORATED            316,825.50          285,825.00      .74
                                                              ------------        ------------
                    TOTAL RETAIL TRADE                          686,958.00          723,225.00     1.88

  SERVICES
        58,700    CHILDRENS DISCOVERY CENTER                    292,947.40          396,225.00     1.03
        62,000    GNI GROUP INC                                 415,353.77          383,625.00      .99
        79,000    HEALTH FITNESS PHYSICAL THERAPY INC           226,238.69          207,375.00      .54
     118,700      ICO INC                                       562,558.29          615,756.25     1.59
        31,250    M/A/R/C INCORPORATED                          401,338.29          609,375.00     1.58
        10,400    PS GROUP HOLDINGS INC                         110,076.25          133,900.00      .35
        38,900    ROWE FURNITURE CORPORATION                    162,862.70          291,750.00      .76
                                                              ------------        ------------
                    TOTAL SERVICES                            2,171,375.39        2,638,006.25     6.84

  TELECOMMUNICATIONS
        18,500    SALIENT 3 COMMUNICATIONS                      291,072.99          222,000.00      .57
        16,450    SSE TELECOM INC.                              178,276.00           98,700.00      .26
                                                              ------------       -------------
                    TOTAL TELECOMMUNICATIONS                    469,348.99          320,700.00      .83

  TOBACCO
        15,800    DIMON INC                                     316,615.00          418,700.00     1.09

  TRANSPORTATION
        12,500    HALTER MARINE GROUP INC                       188,221.50          300,000.00      .78
        13,200    HVIDE MARINE INC                              244,362.72          291,984.00      .75
                                                              ------------        ------------
                    TOTAL TRANSPORTATION                        432,584.22          591,984.00     1.53

  UTILITY - GAS, ELECTRIC
        80,300    EL PASO ELECTRIC COMPANY                      468,201.61          567,118.75     1.47
        21,500    TRIGEN ENERGY CORPORATION                     401,512.50          537,500.00     1.39
        30,500    YORK RESEARCH CORP                            263,214.48          236,375.00      .61
                                                              ------------        ------------
                    TOTAL UTILITY - GAS, ELECTRIC             1,132,928.59        1,340,993.75     3.47

  CONSTRUCTION MATERIALS
        27,800    CAMERON ASHLEY BUILDING PRODUCTS              331,304.60          385,725.00     1.00
        86,800    DOMINION BRIDGE CORP                          119,784.00          141,484.00      .37
        15,900    INSTEEL INDUSTRIES                            145,095.00          129,187.50      .33
        44,800    NORTHWEST PIPE COMPANY                        722,700.63          823,200.00     2.13
        17,200    SCHNITZER STEEL INDUSTRIES INC - A            401,326.25          511,700.00     1.33
        24,000    SHAW GROUP INC                                420,891.00          390,000.00     1.01
                                                              ------------        ------------
                    TOTAL CONSTRUCTION MATERIALS              2,141,101.48        2,381,296.50     6.17

  MANUFACTURED HOUSING
        24,600    AMERICAN HOMESTAR CORPORATION                 352,121.65          525,825.00     1.36
        12,000    BELMONT HOMES INC                             111,316.17           82,500.00      .21
        40,000    CAVALIER HOMES INC.                           395,107.56          400,000.00     1.04
                                                            -------------        -------------
                    TOTAL MANUFACTURED HOUSING                  858,545.38        1,008,325.00     2.61

  HOME BUILDERS
        17,800    MILLER BUILDING SYSTEMS INC                   153,387.50          142,400.00      .37

  FURNITURE
         8,850    KIMBALL INTERNATIONAL - CL B                  348,468.75          356,212.50      .92
        14,100    WINSLOEW FURNITURE INC                        112,377.00          154,218.75      .40
                                                             -------------       -------------
                    TOTAL FURNITURE                             460,845.75          510,431.25     1.32



                                       8




                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 1997


        FACE                                                                                     PERCENT
      AMOUNT                                                                           MARKET      OF
    OR SHARES     SECURITY                                        COST                 VALUE    NET ASSETS


CONSUMER GOODS - NON DURABLE
        70,500    ELECTRONIC HAIR STYLING INC.                  404,550.50          219,960.00      .57
                                                             -------------       -------------
TOTAL COMMON STOCK                                           29,190,356.71       36,080,921.14    93.55

PREFERRED STOCK
 NON-CONVERTIBLE

  FINANCIAL
        11,050    RIGGS NATL. PFD. SERIES B, 10.75%             300,731.25          306,637.50      .80

CORPORATE BONDS

   CONVERTIBLE

     DIVERSIFIED

        250,000   PARK-OHIO INDUSTRIES  06/13/94  7.25%  06/15/2004
                  CONVERTIBLE TO 51.7598 SHRS PER 1000
                  NOT CALLABLE UNTIL 12/15/95 UNLESS COMMON STOCK
                  AT LEAST $26.08 FOR 20/30 TRADING DAYS
                                                                250,000.00          242,500.00      .63
CASH EQUIVALENTS

    1,600,000     FEDERATED MASTER TRUST                      1,600,000.00        1,600,000.00     4.14
        338,058   NORWEST CASH INVESTMENT                       338,058.00          338,058.00      .88
                                                             -------------       -------------
                    TOTAL CASH EQUIVALENTS                    1,938,058.00        1,938,058.00     5.02

TOTAL ASSETS SECTION                                         31,679,145.96       38,568,116.64   100.00
                                                             =============       =============   ======

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

(1)  Organization

         Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Small Cap Fund and Clearwater Growth Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower. The Clearwater Growth Fund invests in a broad list of securities that offer the potential for growth.

(2)  Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

         Investments in Securities

         Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

         Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

         Federal Taxes

         The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

                          CLEARWATER INVESTMENT TRUST



         all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

         Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

         On  the  statements  of  assets  and  liabilities,   due  to  permanent
         book-to-tax differences, the following adjustments have been made:

                                                     Clearwater     Clearwater
         Clearwater
                                                    Growth Fund   Small Cap Fund
         -----------------------------------------------------------------------

              Undistributed net investment income     $ 66,846       $18,195
              Accumulated net realized gains           (25,370)      (18,154)
              Additional paid-in capital               (41,476)          (41)

         Distributions to Shareholders

         Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                          CLEARWATER INVESTMENT TRUST


 (3)  Investment Security Transactions

         Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended June 30, 1997, were as follows:
                                                  Purchases      Sales proceeds
         -----------------------------------------------------------------------
         Clearwater Growth Fund                   $15,700,962      $22,873,056
         Clearwater Small Cap Fund                 17,229,598       16,628,997


(4)  Capital Share Transactions

         Transactions in shares of each fund for the year ended December 31, 1996 and the period ended June 30, 1997 were as follows:

                                      Clearwater             Clearwater
                                      Growth Fund          Small Cap  Fund
                                   -------------------     --------------------
                                   6/30/97    12/31/96     6/30/97     12/31/96
         ----------------------------------------------------------------------
         Sold                       24,071         500     81,160       171,784
         Issued for reinvested
          distributions                -0-     407,261        -0-        63,812

         Redeemed                 (196,265)   (137,983)      (567)       (2,467)
         -----------------------------------------------------------------------
             Increase (decrease)  (172,194)    269,778     80,593       233,129
         -----------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST


(5)  Expenses and Related Party Transactions

         The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of an agreement, Clearwater Small Cap Fund and Clearwater Growth Fund pay a monthly fee equal to an annual rate of 1.35% and 1.10% of average net assets, respectively. However, prior to May 1, 1997, certain state securities laws and the funds' prospectus did not permit Clearwater Management Company to charge its management fee with respect to investments in other investment companies held by the funds, therefore, actual management fees may be less than these contractual rates. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

         The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 1.00% of the first $30 million in net assets and then decreasing in reduced percentages to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Growth Fund, payable to SIT Investment Associates, Inc., is equal to an annual rate of .75% of the first $10 million in net assets and then decreasing in reduced percentages to .35% of net assets in excess of $80 million.

(6)  Restricted Securities

         At December 31, 1996, investments in securities for each of the Funds included securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. The Funds currently limit investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such securities at June 30, 1997 was $242,500 and $760,650 representing .6% and .7% of net assets for the Clearwater Small Cap and Clearwater Growth Funds, respectively.

                          CLEARWATER INVESTMENT TRUST


(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund

                                                            Year ended December 31,
                                            June 30,  ---------------------------------------
                                              1997     1996     1995     1994    1993    1992
      ---------------------------------------------------------------------------------------
      Net asset value, beginning of year    $17.88    17.01    13.62    14.49    15.98  15.42
      ---------------------------------------------------------------------------------------
      Income from invetment
        operations:
           Net investment income (loss)       (.01)    (.01)     .01      .06      .09    .11
           Net realized and unrealized
               gains                          2.97     3.68     4.43      .11      .27    .56
      ---------------------------------------------------------------------------------------
                  Total from investment
                     operations               2.96     3.67     4.44      .17      .36    .67
      ---------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment
           income                              .00      .00     (.01)    (.06)     .09   (.11)
             Distributions from net realized
                gains                          .00    (2.80)   (1.04)    (.98)   (1.76)   .00
      ---------------------------------------------------------------------------------------
                  Total distributions          .00    (2.80)   (1.05)   (1.04)   (1.85)  (.11)
      ---------------------------------------------------------------------------------------
      Net asset value, end of year           20.84    17.88    17.01    13.62    14.49  15.98
      ---------------------------------------------------------------------------------------
      Total return(a)                        14.3%    21.6%    32.6%     1.2%     2.2%   4.4%

      Net assets, end of year (000s
        omitted)                          $105,901   93,922   84,775   65,999   61,037 67,554

      Ratio of expenses to average
        net assets                            .53%    1.08%(c) 1.08%    1.07%    1.08%  1.10%

      Ratio of net investment income
        to average net assets                (.07%)   (.07%)    .06%     .39%     .55%   .74%

      Average brokerage commission
        rate(b)                             $.0402   0.0547      n/a      n/a      n/a    n/a

      Portfolio turnover rate (excluding
        short-term securities)              16.96%   75.90%   58.64%   70.69%   52.76% 32.08%

      (a)Total return figures are based on the change in net assets value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

      (c ) Includes federal and state taxes of .01%.

                           CLEARWATER INVESTMENT TRUST

Clearwater Small Cap Fund

                                                            Year ended December 31,
                                            June 30,  ---------------------------------------
                                              1997     1996     1995     1994(b) 1993    1992
      ---------------------------------------------------------------------------------------
      Net asset value, beginning of year    $12.74    11.47     9.89    12.26   11.50   11.30
      ---------------------------------------------------------------------------------------
      Income from invetment
        operations:
           Net investment income               .00      .00      .04      .17     .17     .29
           Net realized and unrealized
              gains (losses)                  1.82     1.71     2.56     (.99)   1.60     .25
      ---------------------------------------------------------------------------------------
                  Total from investment
                     operations               1.82     1.71     2.60     (.82)   1.77     .54
      ---------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment
           income                              .00      .00     (.04)    (.17)   (.17)   (.29)
        Excess distributions from net invest
           income                              .00     (.01)     .00      .00     .00     .00
        Distributions from net realized
           gains                               .00     (.42)    (.98)   (1.38)   (.84)   (.05)
        Tax return of capital                  .00     (.01)     .00      .00     .00     .00
      ---------------------------------------------------------------------------------------
                  Total distributions          .00     (.44)   (1.02)   (1.55)  (1.01)   (.34)
      ---------------------------------------------------------------------------------------
      Net asset value, end of year           14.56    12.74    11.47     9.89   12.26   11.50
      ---------------------------------------------------------------------------------------
      Total return(a)                        16.6%    15.0%    26.3%    (6.7%)  15.4%    4.9%

      Net assets, end of year (000s
        omitted)                           $38,615   32,774   26,826   17,998  13,972  13,128

      Ratio of expenses to average
        net assets                            .65%    1.37%(d) 1.35%    1.40%   1.47%   1.49%

      Ratio of net investment income
        to average net assets                (.05%)    .00%     .36%    1.61%   1.38%   2.54%

      Average brokerage commission
        rate(c)                              .0232    .0424      n/a      n/a     n/a     n/a

      Portfolio turnover rate (excluding
        short-term securities)              50.47%   89.25%   77.46%  122.88%   58.49%  73.07%

      (a)Total return figures are based on the change in net assets value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Effective May 1, 1994, a change was implemented in the fund's investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have total equity market vapitalizations of $1 billion or lower. Prior to this change, the fund was permitted to invest in a broad list of equity and fixed income securities. Also, the fund's name was changed from Clearwater Value Fund to Clearwater Small Cap Fund. Also effective January 1, 1994, Kennedy Capital Management became the sub-adviser for the fund.

      (c)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

      (d) Includes federal and state taxes of .04%.



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